UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-231740-05

Central Index Key Number of the issuing entity: 0001863708

World Omni Automobile Lease Securitization Trust 2021-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-231740

Central Index Key Number of the depositor: 0001439697

World Omni Auto Leasing LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001004150

World Omni Financial Corp.

(Exact name of sponsor as specified in its charter)

Andre Hall, Assistant Secretary, (954) 949-4958

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Exhibit Index

Exhibit   Description

Exhibit 102 Asset Data File (Schedule AL for a $959,962,812.54 pool of lease receivables)

Exhibit 103 Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

WORLD OMNI AUTO LEASING LLC
(Depositor)

Date:	July 7, 2021	By:	/s/ Ronald J. Virtue
Ronald J. Virtue
Assistant Treasurer